Debt - Long-Term Debt (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) day $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long-term Debt [Abstract]
Total	$ 8,168,000,000	$ 9,981,000,000
Debt, gross	7,722,000,000	9,973,000,000
Revolving credit facility	(53,000,000)	(63,000,000)
Current maturities of long-term debt, gross	(381,000,000)	(53,000,000)
Current maturities of long-term debt, net	(381,000,000)	(52,000,000)
Long-term debt, net	7,787,000,000	9,928,000,000
Long-term debt, net	7,341,000,000	9,921,000,000
Interest Rate Contract [Member]
Long-term Debt [Abstract]
Total	0	0
Interest rate derivatives	$ 1,000,000	2,000,000
8.00% senior secured second lien notes due 2022 [Member]
Long-term Debt [Abstract]
Unamortized premium		479,000,000
Senior notes [Member]
Long-term Debt [Abstract]
Redemption price percentage	35.00%
Percentage of principal amount redeemed	100.00%
Senior notes [Member] | 7.25% senior notes due 2018 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	7.25%
Long-term Debt [Abstract]
Total	$ 0	44,000,000
Debt, gross	0	44,000,000
Senior notes [Member] | Floating rate senior notes due 2019 [Member]
Long-term Debt [Abstract]
Total	380,000,000	380,000,000
Debt, gross	$ 380,000,000	380,000,000
Senior notes [Member] | 6.625% senior notes due 2020 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	6.625%
Long-term Debt [Abstract]
Total	$ 437,000,000	437,000,000
Debt, gross	$ 437,000,000	437,000,000
Senior notes [Member] | 6.875% senior notes due 2020 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	6.875%
Long-term Debt [Abstract]
Total	$ 227,000,000	227,000,000
Debt, gross	$ 227,000,000	227,000,000
Senior notes [Member] | 6.125% senior notes due 2021 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	6.125%
Long-term Debt [Abstract]
Total	$ 548,000,000	548,000,000
Debt, gross	$ 548,000,000	548,000,000
Senior notes [Member] | 5.375% senior notes due 2021 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	5.375%
Long-term Debt [Abstract]
Total	$ 267,000,000	267,000,000
Debt, gross	$ 267,000,000	267,000,000
Senior notes [Member] | 4.875% senior notes due 2022 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	4.875%
Long-term Debt [Abstract]
Total	$ 451,000,000	451,000,000
Debt, gross	$ 451,000,000	$ 451,000,000
Senior notes [Member] | 8.00% senior secured second lien notes due 2022 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%	8.00%
Long-term Debt [Abstract]
Total	$ 0	$ 1,416,000,000
Debt, gross	$ 0	1,895,000,000
Unamortized premium		374,000,000		$ 60,000,000
Senior notes [Member] | 5.75% senior notes due 2023 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	5.75%
Long-term Debt [Abstract]
Total	$ 338,000,000	338,000,000
Debt, gross	$ 338,000,000	338,000,000
Senior notes [Member] | 7.00% senior notes due 2024 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	7.00%
Long-term Debt [Abstract]
Total	$ 850,000,000	0
Debt, gross	$ 850,000,000	$ 0
Senior notes [Member] | 8.00% senior notes due 2025 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%	8.00%
Long-term Debt [Abstract]
Total	$ 1,300,000,000	$ 1,300,000,000	$ 1,000,000,000.0
Debt, gross	$ 1,291,000,000	1,290,000,000
Redemption price percentage			98.52%
Senior notes [Member] | 7.50% senior notes due 2026 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Long-term Debt [Abstract]
Total	$ 400,000,000	0
Debt, gross	$ 400,000,000	$ 0
Senior notes [Member] | 8.00% senior notes due 2027 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%	8.00%
Long-term Debt [Abstract]
Total	$ 1,300,000,000	$ 1,300,000,000
Debt, gross	$ 1,299,000,000	$ 1,298,000,000
Redemption price percentage		99.75%
Convertible debt [Member] | 5.5% convertible senior notes due 2026 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	5.50%
Long-term Debt [Abstract]
Total	$ 1,250,000,000	$ 1,250,000,000
Debt, gross	$ 866,000,000	837,000,000
Interest rate, effective percentage	11.50%
Convertible debt [Member] | 5.5% convertible senior notes due 2026 [Member] | Optional Conversion by Holders [Member]
Long-term Debt [Abstract]
Consecutive trading days | day	5
Threshold percentage of stock price trigger	130.00%
Conversion price (in usd per share) | $ / shares	$ 8.568
Percentage of principal amount redeemed	100.00%
Convertible debt [Member] | 5.5% convertible senior notes due 2026 [Member] | Optional Redemption by the Company [Member]
Long-term Debt [Abstract]
Threshold percentage of stock price trigger	130.00%
Date of first required payment	Sep. 15, 2019
Redemption price percentage	100.00%
Convertible debt [Member] | 2.25% contingent convertible senior notes due 2038 [Member]
Long-Term Debt Instrument [Line Items]
Interest rate, stated percentage	2.25%
Long-term Debt [Abstract]
Total	$ 1,000,000	9,000,000
Debt, gross	$ 1,000,000	8,000,000
Interest rate, effective percentage	8.00%
Convertible debt [Member] | All convertible and all contingent convertible debt [Member]
Long-term Debt [Abstract]
Unamortized discount	$ 384,000,000	414,000,000
Term loan [Member]
Long-term Debt [Abstract]
Total	0	1,233,000,000
Debt, gross	0	1,233,000,000
Revolving credit facility	(13,000,000)
Unamortized premium	52,000,000
Revolving credit facility [Member] | Chesapeake Revolving Credit Facility [Member]
Long-term Debt [Abstract]
Total	419,000,000	781,000,000
Revolving credit facility	$ 419,000,000	$ 781,000,000